Expense Example - Monarch Blue Chips Elite Index ETF - Monarch Blue Chips Elite Index ETF	Jun. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	$ 1,301